UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-02021

Deutsche Securities Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 6/30

Date of reporting period: 3/31/2016

ITEM 1.	SCHEDULE OF INVESTMENTS

Consolidated Investment Portfolio                        as of March 31, 2016 (Unaudited)

Deutsche Enhanced Commodity Strategy Fund

	Principal Amount ($)	Value ($)
Corporate Bonds 19.2%
Consumer Discretionary 2.7%
Carnival Corp., 1.875%, 12/15/2017	1,690,000	1,695,246
CCO Safari II LLC, 144A, 3.579%, 7/23/2020	1,240,000	1,267,078
CSC Holdings LLC, 8.625%, 2/15/2019	2,500,000	2,750,000
CVS Health Corp., 1.9%, 7/20/2018	4,000,000	4,058,372
DISH DBS Corp., 7.875%, 9/1/2019	2,700,000	2,970,000
Ford Motor Credit Co., LLC:
2.375%, 3/12/2019	4,000,000	4,018,180
3.984%, 6/15/2016	4,000,000	4,025,356
General Motors Financial Co., Inc.:
3.2%, 7/13/2020	4,000,000	3,991,056
3.7%, 11/24/2020	4,000,000	4,076,452
Harley-Davidson Financial Services, Inc., 144A, 2.25%, 1/15/2019	3,615,000	3,669,655
Hyundai Capital Services, Inc.:
144A, 1.439% *, 3/18/2017	7,315,000	7,314,707
144A, 2.625%, 9/29/2020	4,000,000	4,007,880
Newell Rubbermaid, Inc., 2.6%, 3/29/2019	5,000,000	5,072,710
Nissan Motor Acceptance Corp., 144A, 2.0%, 3/8/2019	4,840,000	4,878,294
RCI Banque SA, 144A, 3.5%, 4/3/2018	5,950,000	6,125,525
		59,920,511
Consumer Staples 1.4%
Anheuser-Busch InBev Finance, Inc., 2.65%, 2/1/2021	7,725,000	7,938,110
ConAgra Foods, Inc., 2.1%, 3/15/2018	377,000	377,784
Kraft Heinz Foods Co., 144A, 2.8%, 7/2/2020	3,945,000	4,052,071
Post Holdings, Inc., 144A, 6.75%, 12/1/2021	2,600,000	2,739,750
Reynolds American, Inc., 2.3%, 6/12/2018	6,920,000	7,058,178
Safeway, Inc., 3.4%, 12/1/2016	387,000	387,000
Tyson Foods, Inc., 2.65%, 8/15/2019	5,380,000	5,517,556
Wesfarmers Ltd., 144A, 1.874%, 3/20/2018	1,500,000	1,500,627
		29,571,076
Energy 1.2%
Columbia Pipeline Group, Inc., 144A, 2.45%, 6/1/2018	2,390,000	2,365,995
ConocoPhillips Co., 4.2%, 3/15/2021	3,630,000	3,790,863
Delek & Avner Tamar Bond Ltd., 144A, 3.839%, 12/30/2018	3,000,000	2,995,200
Energy Transfer Partners LP, 4.15%, 10/1/2020	3,920,000	3,766,324
KazMunayGas National Co. JSC, 144A, 9.125%, 7/2/2018	6,350,000	6,923,088
Pertamina Persero PT, 144A, 5.25%, 5/23/2021	5,000,000	5,233,810
Transportadora de Gas Internacional SA ESP, 144A, 5.7%, 3/20/2022	2,000,000	2,027,000
		27,102,280
Financials 9.6%
Abbey National Treasury Services PLC, 2.5%, 3/14/2019	11,885,000	11,998,264
Ares Capital Corp., 4.875%, 11/30/2018	7,500,000	7,705,185
Australia & New Zealand Banking Group Ltd., 2.7%, 11/16/2020	6,000,000	6,170,052
Bangkok Bank PCL, 144A, 3.3%, 10/3/2018	2,000,000	2,055,874
Bank of America Corp., Series L, 2.6%, 1/15/2019	7,115,000	7,235,315
Bank of Baroda, 144A, 4.875%, 7/23/2019	3,000,000	3,197,100
Bank of India, 144A, 3.625%, 9/21/2018	2,000,000	2,043,060
Bank of New York Mellon Corp., 5.5%, 12/1/2017	4,465,000	4,721,729
Banque Federative du Credit Mutuel SA:
144A, 2.5%, 10/29/2018	10,000,000	10,143,380
144A, 2.75%, 1/22/2019	7,500,000	7,649,722
Berkshire Hathaway Finance Corp., 1.7%, 3/15/2019	6,000,000	6,083,262
Capital One Bank U.S.A. NA, 2.25%, 2/13/2019	590,000	588,538
Citigroup, Inc., 2.05%, 12/7/2018	3,714,000	3,729,565
Citizens Bank NA, 2.5%, 3/14/2019	4,000,000	4,034,860
Commonwealth Bank of Australia, 144A, 1.881% *, 3/31/2017	4,000,000	4,029,116
Credit Agricole SA, 144A, 2.125%, 4/17/2018	3,000,000	3,021,096
Grupo Aval Ltd., 144A, 5.25%, 2/1/2017	2,250,000	2,297,813
ING Bank NV, 144A, 2.3%, 3/22/2019	6,120,000	6,186,934
Intercontinental Exchange, Inc., 2.5%, 10/15/2018	790,000	804,356
Jefferies Group LLC, 5.125%, 4/13/2018	2,500,000	2,592,323
JPMorgan Chase & Co., 2.35%, 1/28/2019	7,000,000	7,131,516
Lloyds Bank PLC:
2.05%, 1/22/2019	12,000,000	12,002,472
2.3%, 11/27/2018	750,000	756,124
Macquarie Bank Ltd., 144A, 2.35%, 1/15/2019	8,000,000	8,039,640
Macquarie Group Ltd., 144A, 3.0%, 12/3/2018	8,000,000	8,107,616
Morgan Stanley:
2.45%, 2/1/2019	4,285,000	4,348,379
3.8%, 4/29/2016	2,500,000	2,505,063
Series F, 5.625%, 9/23/2019	6,000,000	6,676,608
National Australia Bank Ltd., 2.0%, 1/14/2019	12,000,000	12,077,220
National Savings Bank, 144A, 8.875%, 9/18/2018	2,500,000	2,606,250
QBE Insurance Group Ltd., 144A, 2.4%, 5/1/2018	10,300,000	10,334,762
Sumitomo Mitsui Banking Corp.:
2.05%, 1/18/2019	7,750,000	7,783,054
2.5%, 7/19/2018	2,470,000	2,504,348
Suncorp-Metway Ltd., 144A, 1.7%, 3/28/2017	4,500,000	4,490,797
Synchrony Financial:
2.6%, 1/15/2019	6,200,000	6,213,243
3.0%, 8/15/2019	4,000,000	4,063,416
The Huntington National Bank, 2.2%, 11/6/2018	5,570,000	5,579,113
Turkiye Halk Bankasi AS, 144A, 4.75%, 6/4/2019	2,000,000	1,992,500
Turkiye Vakiflar Bankasi Tao, 144A, 5.0%, 10/31/2018	1,000,000	1,020,860
WEA Finance LLC, 144A, 1.75%, 9/15/2017	3,500,000	3,486,689
Woori Bank Co., Ltd., 144A, 2.875%, 10/2/2018	3,000,000	3,074,814
		211,082,028
Health Care 0.4%
Actavis Funding SCS, 2.35%, 3/12/2018	5,245,000	5,306,954
Laboratory Corp. of America Holdings, 2.2%, 8/23/2017	1,885,000	1,895,539
Mallinckrodt International Finance SA, 3.5%, 4/15/2018 (a)	430,000	412,800
		7,615,293
Industrials 0.8%
Harris Corp., 2.7%, 4/27/2020	570,000	571,615
John Deere Capital Corp., 1.95%, 1/8/2019 (a)	5,455,000	5,533,432
Mersin Uluslararasi Liman Isletmeciligi AS, 144A, 5.875%, 8/12/2020	3,500,000	3,640,000
Penske Truck Leasing Co. LP, 144A, 3.75%, 5/11/2017	7,250,000	7,361,925
		17,106,972
Information Technology 0.7%
Arrow Electronics, Inc., 3.0%, 3/1/2018	3,000,000	3,036,669
eBay, Inc., 2.5%, 3/9/2018	2,150,000	2,184,873
Hewlett Packard Enterprise Co., 144A, 2.85%, 10/5/2018	10,000,000	10,167,920
Seagate HDD Cayman, 3.75%, 11/15/2018	500,000	497,806
		15,887,268
Materials 0.9%
Airgas, Inc., 2.95%, 6/15/2016	1,830,000	1,834,414
Anglo American Capital PLC, 144A, 2.625%, 9/27/2017	2,180,000	2,103,700
Celulosa Arauco y Constitucion SA, 7.25%, 7/29/2019	2,500,000	2,836,120
Freeport-McMoRan, Inc., 2.375%, 3/15/2018 (a)	1,455,000	1,287,675
Glencore Finance Canada Ltd., 144A, 2.7%, 10/25/2017	2,400,000	2,352,000
Glencore Funding LLC, 144A, 2.5%, 1/15/2019	1,660,000	1,518,900
Goldcorp, Inc., 2.125%, 3/15/2018	1,490,000	1,469,113
Inversiones CMPC SA, 144A, 6.125%, 11/5/2019	2,000,000	2,185,146
Rio Tinto Finance (U.S.A.) PLC, 2.25%, 12/14/2018	1,720,000	1,726,381
Teck Resources Ltd., 3.0%, 3/1/2019	1,760,000	1,408,000
		18,721,449
Telecommunication Services 0.9%
AT&T, Inc.:
1.75%, 1/15/2018	7,000,000	7,022,239
2.45%, 6/30/2020	8,310,000	8,420,698
CC Holdings GS V LLC, 2.381%, 12/15/2017	1,000,000	1,008,524
CenturyLink, Inc., Series V, 5.625%, 4/1/2020	850,000	861,058
Frontier Communications Corp., 144A, 8.875%, 9/15/2020	2,600,000	2,700,750
		20,013,269
Utilities 0.6%
Exelon Corp., 2.85%, 6/15/2020	3,460,000	3,530,909
Exelon Generation Co., LLC, 2.95%, 1/15/2020	3,000,000	3,019,317
FirstEnergy Corp., Series A, 2.75%, 3/15/2018	2,025,000	2,044,288
Israel Electric Corp., Ltd., 144A, 5.625%, 6/21/2018	3,000,000	3,186,570
NextEra Energy Capital Holdings, Inc., 2.3%, 4/1/2019	885,000	890,124
		12,671,208
Total Corporate Bonds (Cost $416,654,200)		419,691,354
Mortgage-Backed Securities Pass-Throughs 7.6%
Federal Home Loan Mortgage Corp.:
2.533% *, 6/1/2042	25,385,555	26,171,050
2.101% *, 5/1/2042	11,974,339	12,328,958
2.272% *, 10/1/2043	13,445,836	13,874,929
2.651% *, 5/1/2042	22,115,661	22,910,669
2.538% *, 5/1/2042	16,644,402	17,159,115
Federal National Mortgage Association:
2.512% *, 9/1/2042	15,094,991	15,457,467
2.675% *, 5/1/2045	9,460,904	9,750,202
2.545% *, 9/1/2039	9,891,967	10,431,708
2.538% *, 7/1/2042	14,450,509	15,043,280
3.0%,with various maturities from 5/1/2027 until 6/1/2027	22,334,953	23,455,838
Total Mortgage-Backed Securities Pass-Throughs (Cost $166,422,328)		166,583,216
Asset-Backed 6.8%
Automobile Receivables 4.4%
Ally Auto Receivables Trust, "A3", Series 2016-1, 1.47%, 4/15/2020	9,370,000	9,387,144
AmeriCredit Automobile Receivables Trust:
"A3", Series 2014-1, 0.9%, 2/8/2019	2,904,356	2,898,816
"A3", Series 2014-3, 1.15%, 6/10/2019	4,925,000	4,920,060
"A3", Series 2016-1, 1.81%, 10/8/2020	4,020,000	4,034,808
"C", Series 2014-2, 2.18%, 6/8/2020	4,000,000	4,026,388
"D", Series 2012-5, 2.35%, 12/10/2018	5,000,000	5,026,786
"D", Series 2013-2, 2.42%, 5/8/2019	12,000,000	12,008,489
"C", Series 2016-1, 2.89%, 1/10/2022	4,000,000	4,037,350
"E", Series 2012-3, 144A, 4.46%, 11/8/2019	9,500,000	9,637,458
Avis Budget Rental Car Funding AESOP LLC, "B", Series 2014-2A, 144A, 3.29%, 2/20/2021	1,500,000	1,495,066
CarMax Auto Owner Trust, "A3", Series 2016-1, 1.61%, 11/16/2020	4,170,000	4,184,941
CPS Auto Receivables Trust:
"D", Series 2016-A, 144A, 5.0%, 12/15/2021	6,000,000	6,035,722
"D", Series 2014-D, 144A, 5.33%, 11/16/2020	1,300,000	1,239,415
Ford Credit Auto Owner Trust:
"A3", Series 2016-A, 1.39%, 7/15/2020	5,700,000	5,715,695
"A", Series 2014-1, 144A, 2.26%, 11/15/2025	4,000,000	4,052,439
Hyundai Auto Lease Securitization Trust, "A3", Series 2016-A, 144A, 1.6%, 7/15/2019	3,260,000	3,266,111
Skopos Auto Receivables Trust:
"A", Series 2015-1A, 144A, 3.1%, 12/15/2023	4,684,246	4,668,302
"A", Series 2015-2A, 144A, 3.55%, 2/15/2020	2,091,929	2,089,603
Toyota Auto Receivables Owner Trust, "A3", Series 2016-A, 1.25%, 3/16/2020	7,290,000	7,292,963
		96,017,556
Credit Card Receivables 0.0%
Citi Holdings Liquidating Unrated Performing Assets, "A", Series 2013-VM, 144A, 3.326%, 8/15/2020	773,868	775,470
Miscellaneous 2.2%
A Voce CLO Ltd., "A1B", Series 2014-1A, 144A, 1.781% *, 7/15/2026	1,690,000	1,663,474
Domino's Pizza Master Issuer LLC, "A2I", Series 2015-1A, 144A, 3.484%, 10/25/2045	7,980,000	7,676,696
Dryden XXXI Senior Loan Fund, "B", Series 2014-31A, 144A, 2.215% *, 4/18/2026	1,000,000	965,150
Hewett's Island CLO Ltd., "A", Series 2007-1RA, 144A, 0.756% *, 11/12/2019	1,031,784	1,023,032
Madison Park Funding XII Ltd., "A", Series 2014-12A, 144A, 1.817% *, 7/20/2026	5,000,000	4,974,735
North End CLO Ltd., "A", Series 2013-1A, 144A, 1.465% *, 7/17/2025	5,000,000	4,917,020
Oak Hill Credit Partners X Ltd., "A", Series 2014-10A, 144A, 1.787% *, 7/20/2026	1,150,000	1,140,198
Octagon Investment Partners XVI Ltd., "B1", Series 2013-1A, 144A, 1.915% *, 7/17/2025	4,000,000	3,778,744
Octagon Investment Partners XXI Ltd., "A1A", Series 2014-1A, 144A, 1.832% *, 11/14/2026	2,000,000	1,980,998
Treman Park CLO LLC, "A", Series 2015-1A, 144A, 1.817% *, 4/20/2027	2,500,000	2,486,910
Venture XVI CLO Ltd., "A1L", Series 2014-16A, 144A, 1.821% *, 4/15/2026	5,000,000	4,950,025
Voya CLO Ltd.:
"A1", Series 2014-2A, 144A, 1.765% *, 7/17/2026	3,000,000	2,977,917
"A1", Series 2015-1A, 144A, 1.795% *, 4/18/2027	4,170,000	4,143,233
"A2", Series 2014-2A, 144A, 2.315% *, 7/17/2026	5,000,000	4,816,695
		47,494,827
Student Loans 0.2%
SLM Student Loan Trust, "A4", Series 2008-5, 2.319% *, 7/25/2023	4,000,000	4,015,128
Total Asset-Backed (Cost $148,947,325)		148,302,981
Commercial Mortgage-Backed Securities 5.5%
BAMLL Re-REMIC Trust, "A3B", Series 2011-07C1, 144A, 5.383%, 12/15/2016	13,000,000	13,133,409
Banc of America Commercial Mortgage Trust:
"AJ", Series 2006-2, 6.026% *, 5/10/2045	1,375,000	1,373,844
"AM", Series 2006-3, 6.085% *, 7/10/2044	3,125,000	3,096,866
Bear Stearns Commercial Mortgage Securities Trust:
"B", Series 2004-PWR6, 144A, 4.945%, 11/11/2041	1,319,731	1,346,223
"AM", Series 2006-PW12, 5.973% *, 9/11/2038	5,060,000	5,055,876
CD Commercial Mortgage Trust, "A4", Series 2007-CD5, 5.886%, 11/15/2044	1,064,379	1,110,420
Citigroup Commercial Mortgage Trust:
"A4", Series 2006-C5, 5.431%, 10/15/2049	2,855,318	2,874,069
"A1A", Series 2007-C6, 5.899% *, 12/10/2049	1,354,040	1,384,507
"A4", Series 2007-C6, 5.899% *, 12/10/2049	1,892,000	1,950,407
"A4", Series 2008-C7, 6.345% *, 12/10/2049	1,105,978	1,157,415
Commercial Mortgage Trust:
"E", Series 2005-LP5, 144A, 4.893% *, 5/10/2043	1,980,000	1,977,158
"A4", Series 2007-GG11, 5.736%, 12/10/2049	572,498	595,167
"A4", Series 2007-C9, 6.006% *, 12/10/2049	2,519,700	2,616,732
"AM", Series 2006-GG7, 6.129% *, 7/10/2038	2,772,000	2,777,777
Credit Suisse Commercial Mortgage Trust:
"A3", Series 2006-C5, 5.311%, 12/15/2039	522,597	525,880
"A1A", Series 2007-C1, 5.361%, 2/15/2040	2,676,806	2,720,892
CSMC Trust, "A", Series 2014-TIKI, 144A, 1.386% *, 9/15/2038	2,000,000	1,977,706
GE Capital Commercial Mortgage Corp., "A4", Series 2007-C1, 5.543%, 12/10/2049	1,500,000	1,521,565
GS Mortgage Securities Trust, "A1A", Series 2007-GG10, 5.987% *, 8/10/2045	1,944,426	1,999,106
Hilton U.S.A. Trust:
"CFL", Series 2013-HLF, 144A, 2.341% *, 11/5/2030	942,983	938,158
"DFL", Series 2013-HLF, 144A, 3.191% *, 11/5/2030	3,699,395	3,680,464
JPMorgan Chase Commercial Mortgage Securities Corp.:
"D", Series 2015-SGP, 144A, 4.936% *, 7/15/2036	3,000,000	2,920,396
"B", Series 2005-LDP4, 5.129%, 10/15/2042	3,435,229	3,423,109
"A3", Series 2006-LDP9, 5.336%, 5/15/2047	7,256,512	7,366,624
"A3", Series 2007-LDPX, 5.42%, 1/15/2049	4,679,708	4,775,588
"A1A", Series 2007-CB18, 5.431%, 6/12/2047	1,280,361	1,301,987
"A4", Series 2007-CB18, 5.44%, 6/12/2047	7,531,097	7,663,137
"A1A", Series 2007-LD12, 5.85%, 2/15/2051	1,256,318	1,301,162
"A4", Series 2006-LDP7, 6.147% *, 4/17/2045	4,292,027	4,289,866
"F", Series 2003-PM1A, 144A, 6.214% *, 8/12/2040	2,444,183	2,507,608
JPMorgan Commercial Mortgage-Backed Securities Trust, "A4B", Series 2009-RR1, 144A, 5.702% *, 3/18/2051	3,420,000	3,462,806
LB Commercial Mortgage Trust:
"A4B", Series 2007-C3, 5.517%, 7/15/2044	954,894	981,298
"J", Series 1998-C4, 144A, 5.6%, 10/15/2035	3,555,000	3,686,946
LB-UBS Commercial Mortgage Trust, "E", Series 2005-C3, 4.983%, 7/15/2040	1,821,000	1,866,321
Merrill Lynch Mortgage Trust, "A4", Series 2007-C1, 6.026% *, 6/12/2050	2,500,000	2,573,700
ML-CFC Commercial Mortgage Trust, "A4", Series 2007-7, 5.81% *, 6/12/2050	4,080,050	4,213,356
Morgan Stanley Capital I Trust:
"AM", Series 2006-IQ12, 5.37%, 12/15/2043	1,440,000	1,456,442
"A4", Series 2007-IQ16, 5.809%, 12/12/2049	1,095,710	1,141,775
"E", Series 2005-IQ10, 144A, 6.29% *, 9/15/2042	3,000,000	2,876,620
Morgan Stanley Re-REMIC Trust:
"A4B", Series 2009-GG10, 144A, 5.987% *, 8/12/2045	2,000,000	2,043,766
"A4A", Series 2010-GG10, 144A, 5.987% *, 8/15/2045	7,295,517	7,460,175
Total Commercial Mortgage-Backed Securities (Cost $122,370,618)		121,126,323
Collateralized Mortgage Obligations 1.2%
Fannie Mae Connecticut Avenue Securities:
"1M1", Series 2015-C01, 1.936% *, 2/25/2025	946,744	947,724
"1M1", Series 2016-C02, 2.585%, 9/25/2028	5,037,036	5,042,595
Federal National Mortgage Association:
"FB", Series 1996-44, 1.233% *, 9/25/2023	93,581	94,918
"CB", Series 2007-5, 4.25%, 2/25/2037	10,026,873	10,835,928
Freddie Mac Structured Agency Credit Risk Debt Notes:
"M2", Series 2015-DNA3, 3.286% *, 4/25/2028	5,000,000	5,033,702
"M2", Series 2016-DNA1, 3.336% *, 7/25/2028	5,000,000	5,037,921
Total Collateralized Mortgage Obligations (Cost $26,885,577)		26,992,788
Government & Agency Obligations 44.2%
Other Government Related (b) 0.2%
Asian Development Bank, 1.125%, 3/15/2017	2,000,000	2,006,078
Fondo MIVIVIENDA SA, 144A, 3.375%, 4/2/2019	2,950,000	2,982,450
		4,988,528
Sovereign Bonds 0.4%
Province of British Columbia, Canada, 1.2%, 4/25/2017	2,855,000	2,866,560
Republic of Croatia:
144A, 6.25%, 4/27/2017	1,000,000	1,038,600
144A, 6.625%, 7/14/2020	3,350,000	3,679,975
Republic of Hungary, 6.25%, 1/29/2020	1,000,000	1,111,780
		8,696,915
U.S. Treasury Obligations 43.6%
U.S. Treasury Floating Rate Notes:
0.353% *, 10/31/2016 (c)	52,000,000	51,996,984
0.377% *, 7/31/2017 (c)	5,000,000	4,996,775
0.384% *, 1/31/2017 (c)	37,000,000	37,002,960
0.468% *, 10/31/2017 (c)	224,000,000	223,983,424
U.S. Treasury Inflation-Indexed Notes:
0.125%, 4/15/2017	36,506,050	36,923,862
0.125%, 4/15/2018	40,994,000	41,719,389
0.125%, 4/15/2019	30,330,900	30,985,320
U.S. Treasury Notes:
0.625%, 5/31/2017	4,300,000	4,297,480
0.75%, 1/31/2018	100,000,000	100,035,200
0.875%, 6/15/2017	23,000,000	23,056,603
0.875%, 11/30/2017	154,000,000	154,378,994
1.0%, 8/31/2016 (d)	15,000,000	15,036,915
1.125%, 1/15/2019	50,000,000	50,390,600
1.25%, 12/15/2018	124,000,000	125,404,672
1.625%, 11/30/2020	54,500,000	55,587,874
		955,797,052
Total Government & Agency Obligations (Cost $964,018,054)		969,482,495
Loan Participations and Assignments 1.3%
Senior Loans *
Advantage Sales & Marketing, Inc., First Lien Term Loan, 4.25%, 7/23/2021	246,867	243,049
Albertson's LLC, Term Loan B2, 5.5%, 3/21/2019	492,528	493,314
Alere, Inc., Term Loan B, 4.25%, 6/18/2022	231,234	230,222
Alkermes, Inc., Term Loan, 3.5%, 9/25/2019	478,811	471,629
AmWINS Group LLC, Term Loan, 5.25%, 9/6/2019	967,537	971,412
Astoria Energy LLC, Term Loan B, 5.0%, 12/24/2021	473,934	453,202
Asurion LLC:
Term Loan B1, 5.0%, 5/24/2019	343,246	339,098
Term Loan B4, 5.0%, 8/4/2022	492,500	482,960
Avaya, Inc., Term Loan B7, 6.25%, 5/29/2020	345,664	232,644
BATS Global Markets, Inc., Term Loan B2, 5.75%, 1/31/2020	402,606	403,277
Bombardier Recreational Products, Inc., Term Loan B, 3.75%, 1/30/2019	754,286	747,999
Brickman Group Ltd. LLC, First Lien Term Loan, 4.0%, 12/18/2020	982,456	969,193
Burlington Coat Factory Warehouse Corp., Term Loan B3, 4.25%, 8/13/2021	465,417	466,580
California Pizza Kitchen, Inc., Term Loan, 5.254%, 3/29/2018	485,000	421,142
Calpine Corp., Term Loan B5, 3.5%, 5/27/2022	496,250	490,977
Capital Automotive LP, Term Loan B, 4.0%, 4/10/2019	297,215	297,958
CPI Acquisition, Inc., Term Loan B, 5.5%, 8/17/2022	359,195	356,577
Crossmark Holdings, Inc., First Lien Term Loan, 4.5%, 12/20/2019	483,750	348,542
DTZ U.S. Borrower LLC, First Lien Term Loan, 4.25%, 11/4/2021	992,500	985,885
Duff & Phelps Investment Management Co., Term Loan B, 4.75%, 4/23/2020	486,259	483,827
Energy Transfer Equity LP, Term Loan, 3.25%, 12/2/2019	500,000	448,212
FTS International, Inc., Term Loan B, 5.75%, 4/16/2021	436,364	60,000
Greenway Medical Technologies, Inc., First Lien Term Loan, 6.0%, 11/4/2020	488,750	432,544
Hargray Communications Group, Inc., Term Loan B, 5.25%, 6/26/2019	493,966	493,040
Hertz Corp., Term Loan B, 3.75%, 3/11/2018	493,622	494,239
Hudson's Bay Co., Term Loan B, 4.75%, 9/30/2022	230,415	230,271
IG Investment Holdings LLC, Term Loan B, 6.0%, 10/29/2021	493,622	491,154
Ineos U.S. Finance LLC, 6 year Term Loan, 3.75%, 5/4/2018	595,207	590,091
ION Media Networks, Inc., Term Loan B, 4.798%, 12/18/2020	490,046	488,209
IQOR U.S., Inc., Term Loan B, 6.0%, 4/1/2021	476,865	391,030
Jeld-Wen, Inc.:
Term Loan, 4.75%, 7/1/2022	497,500	497,346
Term Loan B, 5.25%, 10/15/2021	242,555	242,756
Lineage Logistics Holdings LLC, Term Loan, 4.5%, 4/7/2021	490,000	414,050
LPL Holdings, Inc., Term Loan B, 4.75%, 11/20/2022	498,750	492,516
MacDermid, Inc., First Lien Term Loan, 5.5%, 6/7/2020	491,136	475,865
Mitel U.S. Holdings, Inc., Term Loan, 5.5%, 4/29/2022	467,197	467,709
Moneygram International, Inc., Term Loan B, 4.25%, 3/27/2020	243,080	228,799
Monitronics International, Inc., Term Loan B1, 4.5%, 4/11/2022	495,000	460,763
NEP/NCP Holdco, Inc., Term Loan, 4.25%, 1/22/2020	490,022	456,536
NPC International, Inc., Term Loan B, 4.75%, 12/28/2018	477,298	477,298
NTELOS, Inc., Term Loan B, 5.75%, 11/9/2019	244,304	243,082
Oberthur Technologies of America Corp., Term Loan B2, 4.5%, 10/18/2019	488,750	481,942
P2 Upstream Acquisition Co., First Lien Term Loan, 5.0%, 10/30/2020	244,375	191,019
Payless, Inc., First Lien Term Loan, 5.0%, 3/11/2021	833,174	423,527
Portillo's Holdings LLC, First Lien Term Loan, 4.75%, 8/2/2021	492,500	478,956
Quikrete Holdings, Inc., First Lien Term Loan, 4.0%, 9/28/2020	472,673	472,673
Regit Eins GmbH, First Lien Term Loan, 6.0%, 1/8/2021	492,500	484,251
Rexnord LLC, First Lien Term Loan B, 4.0%, 8/21/2020	406,488	401,249
SBA Senior Finance II LLC, Term Loan B, 3.25%, 6/10/2022	496,250	494,079
Stardust Finance Holdings, Inc., Term Loan, 10.5%, 3/13/2023	500,000	487,500
Steak N' Shake Operations, Inc., Term Loan, 4.75%, 3/19/2021	477,668	470,502
The Men's Wearhouse, Inc., Term Loan, 5.0%, 6/18/2021	500,000	475,000
Toys 'R' Us-Delaware, Inc., Term Loan B4, 9.75%, 4/24/2020	595,772	483,814
TransDigm, Inc., Term Loan E, 3.5%, 5/14/2022	990,481	977,481
U.S. Airways Group, Inc., Term Loan B1, 3.5%, 5/23/2019	490,000	490,000
USS Parent Holding Corp.:
Term Delay Draw, 5.754%, 8/5/2021	46,148	46,032
Term Loan B, 5.754%, 8/5/2021	701,415	699,661
ViaWest, Inc., Term Loan B, 4.5%, 3/11/2022	496,250	490,667
Zayo Group LLC, Term Loan B, 3.75%, 5/6/2021	979,935	977,284
Ziggo Financing Partnership:
Term Loan B1, 3.5%, 1/15/2022	369,787	366,809
Term Loan B2A, 3.508%, 1/15/2022	238,298	236,378
Term Loan B3, 3.601%, 1/15/2022	391,915	388,758
Total Loan Participations and Assignments (Cost $30,155,517)		28,482,579
Short-Term U.S. Treasury Obligations 7.6%
U.S. Treasury Bills:
0.325% **, 7/21/2016 (c)	8,000,000	7,993,400
0.345% **, 8/11/2016 (e)	12,862,000	12,847,106
0.42% **, 6/2/2016 (e)	1,111,000	1,110,701
0.5% **, 6/9/2016 (c)	5,000,000	4,995,208
0.502% **, 2/2/2017	60,000,000	59,743,144
0.545% **, 11/10/2016 (c)	70,000,000	69,763,682
0.595% **, 12/8/2016	10,000,000	9,958,550
Total Short-Term U.S. Treasury Obligations (Cost $166,408,512)		166,411,791
	Contracts	Value ($)
Call Options Purchased 0.6%
Options on Exchange-Traded Futures Contracts
Crude Oil Futures, Expiration Date 11/15/2017, Strike Price $57.0	1,100	3,663,000
Crude Oil Futures, Expiration Date 11/15/2017, Strike Price $60.0	1,000	2,660,000
Crude Oil Futures, Expiration Date 11/15/2017, Strike Price $62.0	500	1,145,000
Crude Oil Futures, Expiration Date 11/15/2017, Strike Price $65.0	500	920,000
Crude Oil Futures, Expiration Date 11/15/2017, Strike Price $77.0	1,100	924,000
Crude Oil Futures, Expiration Date 11/15/2017, Strike Price $80.0	1,000	710,000
Crude Oil Futures, Expiration Date 11/15/2017, Strike Price $82.0	500	315,000
Crude Oil Futures, Expiration Date 11/15/2017, Strike Price $85.0	500	270,000
Natural Gas Futures, Expiration Date 12/27/2016, Strike Price $3.0	100	291,600
Natural Gas Futures, Expiration Date 1/26/2017, Strike Price $3.0	100	323,600
Natural Gas Futures, Expiration Date 2/23/2017, Strike Price $3.0	100	335,200
Natural Gas Futures, Expiration Date 3/28/2017, Strike Price $3.0	100	164,700
Natural Gas Futures, Expiration Date 4/25/2017, Strike Price $3.0	100	167,600
Natural Gas Futures, Expiration Date 5/25/2017, Strike Price $3.0	100	186,600
Natural Gas Futures, Expiration Date 6/27/2017, Strike Price $3.0	100	203,500
Natural Gas Futures, Expiration Date 7/26/2017, Strike Price $3.0	100	222,800
Natural Gas Futures, Expiration Date 8/28/2017, Strike Price $3.0	100	224,100
Natural Gas Futures, Expiration Date 9/26/2017, Strike Price $3.0	100	245,200
Natural Gas Futures, Expiration Date 10/26/2017, Strike Price $3.0	100	285,100
Natural Gas Futures, Expiration Date 11/27/2017, Strike Price $3.0	100	369,100
Total Call Options Purchased (Cost $14,430,664)		13,626,100
	Shares	Value ($)
Securities Lending Collateral 0.3%
Daily Assets Fund "Capital Shares", 0.48% (f) (g) (Cost $6,774,900)	6,774,900	6,774,900
Cash Equivalents 5.6%
Central Cash Management Fund, 0.37% (f)	107,796,350	107,796,350
Deutsche Variable NAV Money Fund “Capital Shares”, 0.57% (f)	1,508,211	15,083,615
Total Cash Equivalents (Cost $122,879,964)		122,879,965
	% of Net Assets	Value ($)
Total Consolidated Investment Portfolio (Cost $2,185,947,659) †	99.9	2,190,354,492
Other Assets and Liabilities, Net	0.1	1,927,256
Net Assets	100.0	2,192,281,748

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of March 31, 2016.
**	Annualized yield at time of purchase; not a coupon rate.
†	The cost for federal income tax purposes was $2,186,085,726. At March 31, 2016, net unrealized appreciation for all securities based on tax cost was $4,268,766. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $11,883,198 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $7,614,432.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2016 amounted to $6,629,179, which is 0.3% of net assets.
(b)	Government-backed debt issued by financial companies or government sponsored enterprises.
(c)	At March 31, 2016, this security has been pledged, in whole or in part, as collateral for open commodity-linked rate swap contracts.
(d)	At March 31, 2016, this security has been pledged, in whole or in part, to cover initial margin requirements for open centrally cleared swap contracts.
(e)	At March 31, 2016, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(f)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(g)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
CLO: Collateralized Loan Obligation
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.
A summary of the Fund’s transactions with affiliated Underlying Deutsche Funds during the period ended March 31, 2016 is as follows:

Affiliate	Value ($) at 6/30/2015	Purchase Cost ($)	Sales Proceeds ($)	Realized Gain/ (Loss) ($)	Income Distributions ($)	Value ($) at 3/31/2016
Central Cash Management Fund	48,552,708	2,613,189,176	2,553,945,534	—	138,854	107,796,350
Deutsche Variable NAV Money Fund	15,044,636	38,979	—	—	42,949	15,054,770
Total	63,597,344	2,613,228,155	2,553,945,534	—	181,803	122,851,120

At March 31, 2016, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation (Depreciation) ($)

Aluminum Futures	USD	6/3/2016	200	7,573,750	(361,850)
Aluminum Futures	USD	6/9/2016	700	26,523,525	(921,075)
Aluminum Futures	USD	6/30/2016	500	19,000,000	322,250
Copper Futures	USD	4/27/2016	160	19,450,000	983,385
Copper Futures	USD	5/5/2016	160	19,447,760	849,990
Copper Futures	USD	6/3/2016	70	8,494,500	19,040
Copper Futures	USD	6/9/2016	240	29,124,000	(1,259,588)
Nickel Futures	USD	4/27/2016	350	17,763,900	(496,050)
Nickel Futures	USD	5/5/2016	220	11,171,437	871,477
Nickel Futures	USD	6/22/2016	375	19,092,803	(644,573)
Soybean Meal Futures	USD	7/14/2016	338	9,230,780	(2,576)
Zinc Futures	USD	5/5/2016	430	19,481,688	973,440
Total net unrealized appreciation					333,870

At March 31, 2016, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation (Depreciation) ($)

Aluminum Futures	USD	6/3/2016	200	7,573,750	353,110
Aluminum Futures	USD	6/9/2016	700	26,523,525	(15,744)
Copper Futures	USD	4/27/2016	160	19,450,000	(1,254,774)
Copper Futures	USD	5/5/2016	160	19,447,760	(1,567,272)
Copper Futures	USD	6/3/2016	70	8,494,500	222,040
Copper Futures	USD	6/9/2016	240	29,124,000	334,456
Copper Futures	USD	6/22/2016	150	18,181,875	758,280
Copper Futures	USD	6/30/2016	150	18,176,250	82,752
Nickel Futures	USD	5/5/2016	220	11,171,437	(787,622)
Nickel Futures	USD	4/27/2016	350	17,763,900	(411,150)
Zinc Futures	USD	5/5/2016	430	19,481,688	(1,272,103)
Total net unrealized depreciation					(3,558,027)

At March 31, 2016, open written option contracts were as follows:

Options on Exchange-Traded Futures Contracts
	Contracts	Expiration Date	Strike Price ($)	Premiums Received ($)	Value ($) (h)
Call Options
Crude Oil Futures	2,200	11/15/2017	67.0	2,961,508	(3,498,000)
Crude Oil Futures	2,000	11/15/2017	70.0	3,012,280	(2,580,000)
Crude Oil Futures	1,000	11/15/2017	75.0	1,602,140	(950,000)
Crude Oil Futures	1,000	11/15/2017	72.0	1,260,140	(1,130,000)
Natural Gas Futures	100	12/27/2016	4.0	69,614	(90,400)
Natural Gas Futures	100	1/26/2017	4.0	69,614	(115,600)
Natural Gas Futures	100	2/23/2017	4.0	69,614	(132,200)
Natural Gas Futures	100	3/28/2017	4.0	69,614	(37,400)
Natural Gas Futures	100	4/25/2017	4.0	69,614	(32,100)
Natural Gas Futures	100	5/25/2017	4.0	69,614	(37,600)
Natural Gas Futures	100	6/27/2017	4.0	69,614	(42,100)
Natural Gas Futures	100	7/26/2017	4.0	69,614	(51,800)
Natural Gas Futures	100	8/28/2017	4.0	69,614	(53,400)
Natural Gas Futures	100	9/26/2017	4.0	69,614	(67,600)
Natural Gas Futures	100	10/26/2017	4.0	69,614	(83,000)
Natural Gas Futures	100	11/27/2017	4.0	69,614	(120,300)
Total Call Options				9,671,436	(9,021,500)
Put Options
Crude Oil Futures	1,000	11/15/2017	30.0	2,646,140	(1,670,000)
Total				12,317,576	(10,691,500)

(h)	Unrealized appreciation on written options on exchange-traded futures contracts at March 31, 2016 was $1,626,076.

Each commodity linked swap is a commitment to receive the total return of the specified commodity linked index in exchange for a fixed financing rate. At March 31, 2016, open commodity-linked swap contracts were as follows:

Bilateral Swaps

Expiration Date	Notional Amount ($)	Pay/Receive Returnof the Reference Index	Value ($) (i)

Long Positions
4/14/2016	159,110,000[1]	Barclays-Commodity Strategy 1500 Index	(1,110,924)
4/14/2016	149,620,000[2]	Bloomberg Commodity Index 3 Month Forward	(476,756)
4/14/2016	87,130,000[3]	Bloomberg Commodity Index 3 Month Forward	(276,776)
4/14/2016	79,550,000[4]	Bloomberg Commodity Index 3 Month Forward	(254,266)
4/14/2016	39,780,000[5]	Bloomberg Commodity Index 3 Month Forward	(126,757)
4/14/2016	119,330,000[6]	Bloomberg Commodity Index 3 Month Forward	(379,650)
4/14/2016	178,990,000[7]	Bloomberg Commodity Index 3 Month Forward	(567,694)
4/14/2016	79,550,000[8]	Bloomberg Commodity Index 3 Month Forward	(255,051)
4/14/2016	198,880,000[9]	Bloomberg Commodity Index 3 Month Forward	(632,740)
4/14/2016	49,260,000[2]	BNP Paribas 03 Alpha Index	250,720
4/14/2016	361,240,000[10]	Citi Cubes Dow Jones-UBS Weighted Index	66,960
4/14/2016	134,770,000[11]	JPMorgan Alterative Benchmark Enhanced Beta Select Excess Return Index	(504,552)
8/16/2016	9,000,000[11]	JPMorgan Ex-Front Month Lean Hogs Excess Return Index	283,786
4/14/2016	28,730,000[11]	JPMorgan Ranked Alpha Basket Index	199,455
4/14/2016	57,470,000[11]	JPMorgan Seasonal Spread Explorer	301,390
4/14/2016	12,310,000[3]	Merrill Lynch Commodity Index eXtra ADLS Modifies Excess Return Index	46,582
4/14/2016	99,440,000[12]	Modified Strategy D177 on the Bloomberg Commodity Index	(338,671)
4/14/2016	59,660,000[13]	Societe Generale Commodity Index	(310,324)
4/14/2016	504,000,000[14]	UBS Custom Commodity Index	1,163,841
Short Positions
4/14/2016	41,050,000[1]	Bloomberg Commodity Index	311,275
4/14/2016	41,050,000[9]	Bloomberg Commodity Index	312,895
8/16/2016	9,000,000[11]	Bloomberg Commodity Index Lean Hog Subindex	(334,260)
10/3/2016	10,248,160[11]	Bloomberg Soybean Meal Subindex 1 Month Forward	1,147,133
Total net unrealized depreciation		(1,484,384)

(i)	There are no upfront payments on the commodity-linked swaps listed above, therefore unrealized appreciation (depreciation) is equal to their value.

At March 31, 2016, open interest rate swap contracts were as follows:
Centrally Cleared Swaps
Effective/ Expiration Date	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Unrealized Appreciation/ (Depreciation) ($)

6/15/2016 6/15/2021	110,000,000	Fixed — 2.0%	Floating — 3-Month LIBOR	(4,147,275)	(31,058)
6/15/2016 6/15/2020	34,200,000	Fixed — 1.75%	Floating — 3-Month LIBOR	(851,002)	51,131
6/15/2016 6/15/2018	200,000,000	Fixed — 1.25%	Floating — 3-Month LIBOR	(1,393,560)	172,976
Total net unrealized appreciation				193,049

LIBOR: London Interbank Offered Rate; 3 Month LIBOR rate at March 31, 2016 is 0.63%
Counterparties:

1	Barclays Bank PLC
2	BNP Paribas
3	Bank of America
4	Canadian Imperial Bank of Commerce
5	Credit Suisse
6	Morgan Stanley
7	Wells Fargo Bank NA
8	Royal Bank of Canada
9	Macquarie Bank Ltd.
10	Citigroup, Inc.
11	JPMorgan Chase Securities, Inc.
12	Goldman Sachs & Co.
13	Societe Generale
14	UBS AG

Currency Abbreviation

USD	United States Dollar

At March 31, 2016 the Deutsche Enhanced Commodity Strategy Fund had the following commodity sector diversification:
Commodity Sector Diversification (As a % of Total Commodity Exposure from Commonalty Linked Derivatives)
Energy	31%
Agriculture	30%
Industrial	17%
Precious Metals	16%
Livestock	6%
Total	100%
Sector diversification is subject to change.

Investment in Subsidiary

The Fund may seek exposure to the commodities markets by investing a portion of its assets in a wholly owned subsidiary organized under the laws of the Cayman Islands (the "Subsidiary"). Among other investments, the Subsidiary may invest in commodity-linked derivative instruments such as swaps and futures contracts. The Subsidiary may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiary's derivative positions. As of March 31, 2016, the Fund held $428,250,990 in the Subsidiary, representing 19.5% of the Fund's net assets. The Fund’s Investment Portfolio has been consolidated and includes the accounts of the Fund and the Subsidiary.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2016 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (j)
Corporate Bonds	$—	$419,691,354	$—	$419,691,354
Mortgage-Backed Securities Pass-Throughs	—	166,583,216	—	166,583,216
Asset-Backed	—	148,302,981	—	148,302,981
Commercial Mortgage-Backed Securities	—	121,126,323	—	121,126,323
Collateralized Mortgage Obligations	—	26,992,788	—	26,992,788
Government & Agency Obligations	—	969,482,495	—	969,482,495
Loan Participations and Assignments	—	24,926,735	3,555,844	28,482,579
Short-Term U.S. Treasury Obligations	—	166,411,791	—	166,411,791
Short-Term Investments (j)	129,654,865	—	—	129,654,865
Derivatives (k)
Purchased Options	$13,626,100	$—	$—	$13,626,100
Futures Contracts	5,770,220	—	—	5,770,220
Commodity-Linked Swap Contracts	—	4,084,037	—	4,084,037
Interest Rate Swap Contracts	—	224,107	—	224,107

Total	$149,051,185	$2,047,825,827	$3,555,844	$2,200,432,856

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (k)
Futures Contracts	$(8,994,377)	$—	$—	$(8,994,377)
Written Options	(10,691,500)	—	—	(10,691,500)
Commodity-Linked Swap Contracts	—	(5,568,421)	—	(5,568,421)
Interest Rate Swap Contracts	—	(31,058)	—	(31,058)

Total	$(19,685,877)	$(5,599,479)	$—	$(25,285,356)

During the period ended March 31, 2016, the amount of transfers between Level 2 and Level 3 was $1,279,963. The investments were transferred from Level 2 to Level 3 because of the lack of observable market data due to a decrease in market activity.

During the period ended March 31, 2016, the amount of transfers between Level 3 and Level 2 was $474,000. The investments were transferred from Level 3 to Level 2 due to the availability of a pricing source supported by observable inputs.

Transfers between price levels are recognized at the beginning of the reporting period.

(j)	See Consolidated Investment Portfolio for additional detailed categorizations.
(k)	Derivatives include value of purchased options; unrealized appreciation (depreciation) on open futures contracts, ommodity-linked swap contracts and interest rate swap contracts; and written options, at value.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of March 31, 2016 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Options
Commodity Contracts	$ (3,224,157)	$ (1,484,384)	$ 821,512
Interest Rate Contracts	$ —	$ 193,049	$ —

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Enhanced Commodity Strategy Fund, a series of Deutsche Securities Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	May 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	May 23, 2016

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	May 23, 2016